Preferred Stock: (Details Textual) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Oct. 30, 2013	Aug. 31, 2013	May 31, 2013	Aug. 21, 2013	Aug. 05, 2013	Dec. 31, 2012	Feb. 28, 2013	Oct. 31, 2013	Aug. 23, 2013	May 17, 2013	Oct. 04, 2013
Class of Stock [Line Items]
Preferred Stock, Shares Issued	22,652,000	23,000,000						0
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					988,663
Warrants issued to placement agent description	(a) for the first $12,000,000 of gross PPO proceeds, (i) warrants exercisable for a period of ten (10) years to purchase a number of shares of Common Stock equal to 7.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $0.01, and (ii) warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 2.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $1.00; and (b) on gross PPO proceeds in excess of $12,000,000, warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 10% of the number of shares of Series A preferred stock sold to investors introduced by it, with an exercise price of $1.00 per share (collectively, the Agent Warrants). As a result of the foregoing aggregate placements, the placement agent was issued Agent Warrants to purchase 900,000 shares of the Companys Common Stock and 1,325,000 shares of the Companys Series A preferred stock	(a) for the first $12,000,000 of gross PPO proceeds, (i) warrants exercisable for a period of ten (10) years to purchase a number of shares of Common Stock equal to 7.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $0.01, and (ii) warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 2.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $1.00; and (b) on gross PPO proceeds in excess of $12,000,000, warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 10% of the number of shares of Series A preferred stock sold to investors introduced by it, with an exercise price of $1.00 per share (collectively, the “Agent Warrants”). As a result of the foregoing aggregate placements, the placement agent was issued Agent Warrants to purchase 900,000 shares of the Company’s Common Stock and 1,325,000 shares of the Company’s Series A preferred stock.
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.08	$ 0.08
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001						$ 0.0001
Sale of Stock, Price Per Share	$ 5.00	$ 5.00
Conversion of Stock, Amount Issued	$ 30,000,000	$ 30,000,000
Preferred Stock, Shares Authorized	50,000,000	50,000,000				50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Outstanding	22,652,000	23,000,000						0
Common Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					480,320
Common Stock, Par or Stated Value Per Share		$ 0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.01
NBI [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share									$ 0.01
Private Placement [Member]
Class of Stock [Line Items]
Percentage of cash commission agreed to pay placement agent		10.00%
Private Placement [Member] | NBI [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued									9,073,300	23,000,000
Preferred Stock, Par or Stated Value Per Share									$ 1.00	$ 1
Preferred Stock, Value, Issued									9,073,300	23,000,000
Payment To Private Placement Agent Description	The Company agreed to pay the placement agent in the offering a cash commission of 10% of the gross funds raised from non-Company related investors in the private placement offering (PPO)	a cash fee equal to the sum of (a) 10% of the proceeds received from purchasers sourced by Allied Beacon Partners, Inc. and (b) 5% of the proceeds received from purchasers sourced by the Company. No fee was payable on proceeds received from purchasers who were already stockholders of the Company.
Fees and Commissions		882,330
Payment To Placement Agents	2,225,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					508,343
Common Stock, Par or Stated Value Per Share		$ 1.00
Preferred Stock, Liquidation Preference Per Share	$ 1.00										$ 1.00
Fees and Commissions, Transfer Agent			108,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.00
Series A Preferred Stock [Member] | NBI [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued											11,533,375	1,313,325
Preferred Stock, Par or Stated Value Per Share											$ 1.00	$ 1.00
Preferred Stock, Value, Issued											11,533,375	1,313,325
Fees and Commissions				1,103,338	131,332
Preferred Stock, Shares Outstanding											21,920,000
Series A Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		900,000											108,000
Series A Preferred Stock [Member] | Private Placement [Member] | NBI [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued													1,080,000
Preferred Stock, Par or Stated Value Per Share													1.00
Preferred Stock, Value, Issued													1,080,000